Schedule of Long Term Debt (Details) (Parenthetical)	Dec. 31, 2023	Dec. 31, 2022
Delayed Draw Term Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.20%	10.20%
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.20%	10.20%
Senior Secured Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.10%	10.10%